Net Asset Value Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Schedule of Fair Value Investments Estimated Using Net Asset Value Per Share

The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using net asset value per share as of December 31, 2025:

	Fair Value Estimated Using Net Asset Value
	Per Share as of December 31, 2025
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period

Common Collective Trust Funds (a)	$258,313,907	—	Daily	Online or telephone notice	1 day
Managed Income Portfolio II (b)	$34,204,721	—	Daily	Online or telephone notice	1 day
Victory Integrity Small/Mid-Cap Value Collective Fund (c)	$13,022,235	—	Daily	Online or telephone notice	1 day
Prudential Core Plus Bond Fund Class 5 (d)	$13,478,364	—	Daily	Online or telephone notice	1 day
MFS International Equity Fund Class 3A (e)	$11,542,429	—	Daily	Online or telephone notice	1 day
Conestoga Small/Mid-Cap Growth CIF Class C (f)	$16,545,729	—	Daily	Online or telephone notice	1 day

(a)
The objective of the Common Collective Trust Funds is to seek high total return until the target retirement date. Additionally, the accounts seek high current income and capital appreciation.
(b)
The objective of the Managed Income Portfolio II is to preserve the principal investment while earning a level of interest income that is consistent with principal preservation.
(c)
The objective of the Victory Integrity Small/Mid-Cap Value Collective Fund is to provide high total return through capital appreciation.
(d)
The objective of the Prudential Core Plus Bond Fund Class 5 is to maximize total return by investing in a diversified portfolio of fixed-income instruments.
(e)
The objective of the MFS International Equity Fund Class 3A is to outperform the MSCI EAFE Index over full market cycles.
(f)
The objective of the Conestoga Small/Mid-Cap Growth CIF Class C is to generate long-term investment returns.

The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using net asset value per share as of December 31, 2024:

	Fair Value Estimated Using Net Asset Value
	Per Share as of December 31, 2024
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period

Common Collective Trust Funds (a)	$129,371,994	—	Daily	Online or telephone notice	1 day
Managed Income Portfolio II (b)	$34,396,638	—	Daily	Online or telephone notice	1 day
Victory Integrity Small/Mid-Cap Value Collective Fund (c)	$12,562,710	—	Daily	Online or telephone notice	1 day
Western Asset Core Bond R3 (d)	$11,641,617	—	Daily	Online or telephone notice	1 day
MFS International Equity Fund Class 3A (e)	$10,372,583	—	Daily	Online or telephone notice	1 day
Conestoga Small/Mid-Cap Growth CIF Class A (f)	$21,150,929	—	Daily	Online or telephone notice	1 day

(a)
The objective of the Common Collective Trust Funds is to seek high total return until the target retirement date. Additionally, the accounts seek high current income and capital appreciation.
(b)
The objective of the Managed Income Portfolio II is to preserve the principal investment while earning a level of interest income that is consistent with principal preservation.
(c)
The objective of the Victory Integrity Small/Mid-Cap Value Collective Fund is to provide high total return through capital appreciation.

(d)
The objective of the Western Asset Core Bond R3 is to maximize total return and add value through duration and curve positioning, sector allocation, and security selection, while approximating the risk of the Bloomberg US Aggregate USD Unhedged Index.
(e)
The objective of the MFS International Equity Fund Class 3A is to outperform the MSCI EAFE Index over full market cycles.
(f)
The objective of the Conestoga Small/Mid-Cap Growth CIF Class A is to generate long-term investment returns.